SHARE OPTIONS (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2016	Sep. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share price (in dollars per share)				$ 4.59
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years		33 months
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted share options (in shares)			180,000		1,170,000
Weighted average exercise price, Exercisable Options (in dollars per share)		$ 8.00	$ 7.40			$ 8.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk free interest rate (in hundredths)		0.69%	2.78%
Expected life		3 years 6 months	1 year 7 months
Expected volatility (in hundredths)		79.80%	38.24%
Expected dividend yield (in hundredths)		0.00%	0.00%
Risk free interest rate range					3 years
Share price (in dollars per share)			$ 5.53
Number of shares vested (in shares)			780,000
Number of shares expired or forfeited (in shares)			33,000
Unrecognized stock compensation expense			$ 0.3	$ 1.2
Compensation expense recognized			$ 1.0	$ 2.1
Weighted average grant date fair value of options granted (in dollars per share)			$ 1.53		$ 4.06
Stock options granted 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Unrecognized stock compensation expense			$ 0.2
Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					1 year
Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					2 years
Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					3 years